UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.110

ASDI-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.9%
		Principal Amount (e)	Value
Convertible Bonds - 9.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,870,000	$ 7,827,462
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		2,810,000	3,033,044
Household Durables - 0.4%
Lennar Corp. 3.25% 11/15/21 (g)		4,430,000	7,663,900
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,405,248
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,293,406
			19,362,554
Media - 0.2%
Liberty Media Corp.:
1.375% 10/15/23 (g)		2,800,000	2,867,760
3.5% 1/15/31		11,620,000	6,288,744
			9,156,504
TOTAL CONSUMER DISCRETIONARY			39,379,564
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (i)		12,500,000	18,328,738
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,515,412
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		7,230,000	6,821,505
Peabody Energy Corp. 4.75% 12/15/41		5,662,000	4,069,563
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		13,090,000	13,459,138
Ship Finance International Ltd. 3.25% 2/1/18		11,400,000	13,355,100
			57,220,718
FINANCIALS - 0.8%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	7,053,525
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,860,000	16,244,350
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	3,993,863
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		$ 4,340,000	$ 4,797,002
TOTAL FINANCIALS			32,088,740
HEALTH CARE - 1.8%
Biotechnology - 0.5%
Acorda Therapeutics, Inc. 1.75% 6/15/21		3,100,000	3,189,280
Aegerion Pharmaceuticals, Inc. 2% 8/15/19 (g)		2,350,000	2,367,860
Array BioPharma, Inc. 3% 6/1/20		1,220,000	1,119,350
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		6,560,000	7,285,700
1.875% 9/1/20 (g)		6,570,000	7,465,163
			21,427,353
Health Care Providers & Services - 0.7%
HealthSouth Corp. 2% 12/1/43		14,659,000	16,750,839
WellPoint, Inc. 2.75% 10/15/42		7,610,000	12,428,081
			29,178,920
Pharmaceuticals - 0.6%
Jazz Investments I Ltd. 1.875% 8/15/21 (g)		8,780,000	9,888,914
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	2,059,575
Theravance, Inc. 2.125% 1/15/23		11,020,000	12,728,155
			24,676,644
TOTAL HEALTH CARE			75,282,917
INDUSTRIALS - 0.6%
Construction & Engineering - 0.3%
Layne Christensen Co. 4.25% 11/15/18 (g)		5,000,000	4,201,745
MasTec, Inc. 4.25% 12/15/14		4,890,000	9,666,919
			13,868,664
Machinery - 0.3%
Navistar International Corp. 4.75% 4/15/19 (g)		10,770,000	11,403,276
TOTAL INDUSTRIALS			25,271,940
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		$ 2,760,000	$ 3,584,550
InterDigital, Inc. 2.5% 3/15/16		18,320,000	19,351,416
Liberty Interactive LLC 0.75% 3/30/43		8,680,000	11,816,084
			34,752,050
Electronic Equipment & Components - 0.2%
InvenSense, Inc. 1.75% 11/1/18 (g)		6,360,000	8,379,936
Internet Software & Services - 0.1%
Blucora, Inc. 4.25% 4/1/19 (g)		2,440,000	2,452,200
WebMD Health Corp. 1.5% 12/1/20 (g)		1,410,000	1,560,024
			4,012,224
Semiconductors & Semiconductor Equipment - 1.0%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		11,030,000	12,215,725
GT Advanced Technologies, Inc.:
3% 10/1/17		4,845,000	11,403,919
3% 12/15/20		11,390,000	18,722,882
			42,342,526
Software - 1.0%
Nuance Communications, Inc. 2.75% 11/1/31		16,090,000	16,029,663
Synchronoss Technologies, Inc. 0.75% 8/15/19		3,400,000	3,723,000
TiVo, Inc. 4% 3/15/16 (g)		17,560,000	24,582,244
			44,334,907
TOTAL INFORMATION TECHNOLOGY			133,821,643
MATERIALS - 0.5%
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		16,750,000	16,949,325
Metals & Mining - 0.1%
Horsehead Holding Corp. 3.8% 7/1/17		1,560,000	2,289,300
TOTAL MATERIALS			19,238,625
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		3,420,000	3,881,700
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 11,960,000	$ 14,832,553
TOTAL CONVERTIBLE BONDS			419,347,138
Nonconvertible Bonds - 7.1%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,328,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,330,325
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,957,600
7.25% 10/30/17		14,600,000	15,257,000
8.125% 4/30/20		5,000,000	5,362,500
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,782,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,020,263
			39,379,863
Multiline Retail - 0.3%
JC Penney Corp., Inc.:
5.75% 2/15/18		4,860,000	4,665,600
6.375% 10/15/36		3,500,000	2,992,500
7.4% 4/1/37		3,000,000	2,685,000
			10,343,100
TOTAL CONSUMER DISCRETIONARY			54,381,288
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	12,412,400
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,013,800
			16,426,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 3.3%
Banks - 1.9%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	$ 11,871,832
CIT Group, Inc. 4.75% 2/15/15 (g)		$ 3,610,000	3,655,125
Corestates Capital II 0.8836% 1/15/27 (g)(i)		3,000,000	2,640,000
Corestates Capital III 0.8036% 2/15/27 (g)(i)		3,960,000	3,484,800
First Maryland Capital I 1.2336% 1/15/27 (i)		2,500,000	2,300,000
First Maryland Capital II 1.0896% 2/1/27 (i)		4,100,000	3,772,000
JPMorgan Chase Capital XXI 1.1891% 1/15/87 (i)		12,500,000	10,812,500
PNC Capital Trust C 0.7974% 6/1/28 (i)		9,000,000	7,740,000
Wachovia Capital Trust II 0.7336% 1/15/27 (i)		32,014,000	28,172,320
Wells Fargo Capital II 0.7361% 1/30/27 (i)		5,930,000	5,218,400
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,397,000
			82,063,977
Capital Markets - 0.3%
Chase Capital II 0.7396% 2/1/27 (i)		7,900,000	6,961,875
Chase Capital Trust VI 0.8646% 8/1/28 (i)		5,000,000	4,406,250
JPMorgan Chase Capital XXIII 1.2336% 5/15/47 (i)		2,500,000	2,061,250
Lehman Brothers Holdings, Inc. 0% (d)(i)		1,000,000	0
			13,429,375
Consumer Finance - 0.3%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,846,388
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,712,500
			10,558,888
Diversified Financial Services - 0.8%
Central Fidelity Capital Trust I 1.2336% 4/15/27 (i)		2,500,000	2,200,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,490,500
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	802,831
ILFC E-Capital Trust I 5.02% 12/21/65 (g)(i)		16,530,000	15,972,113
JPMorgan Chase Capital XIII 1.1841% 9/30/34 (i)		2,750,000	2,392,500
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,269,900
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)		2,570,000	2,682,438
			35,810,282
TOTAL FINANCIALS			141,862,522
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		$ 2,165,000	$ 2,273,250
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24 (g)		4,310,000	4,417,750
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
8.75% 12/1/20		7,522,000	7,484,390
8.75% 12/1/20 (g)		2,230,000	2,218,850
			9,703,240
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,241,875
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	861,863
8.625% 9/15/15		5,000,000	5,359,375
8.875% 9/1/17		3,000,000	3,487,500
			9,708,738
TOTAL INDUSTRIALS			27,071,603
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	4,789,325
Technology Hardware, Storage & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		1,000,000	825,000
6.5% 4/15/38		4,440,000	4,051,500
			4,876,500
TOTAL INFORMATION TECHNOLOGY			9,665,825
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)		535,000	544,909
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		$ 4,930,000	$ 4,991,625
TOTAL MATERIALS			5,536,534
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	8,984,625
8.75% 3/15/32		14,125,000	15,749,375
			24,734,000
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 5.5% 8/1/23		11,245,000	11,202,831
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	603,281
			11,806,112
TOTAL TELECOMMUNICATION SERVICES			36,540,112
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,950,000
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,116,250
TOTAL UTILITIES			11,066,250
TOTAL NONCONVERTIBLE BONDS			304,823,584
TOTAL CORPORATE BONDS (Cost $675,413,122)			724,170,722
Common Stocks - 62.5%
	Shares
CONSUMER DISCRETIONARY - 3.0%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	8,030,435
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	71,300	$ 3,528,637
Darden Restaurants, Inc.	144,800	6,851,936
McDonald's Corp.	222,600	20,862,072
Starwood Hotels & Resorts Worldwide, Inc.	31,100	2,629,194
Wyndham Worldwide Corp.	60,400	4,888,776
		38,760,615
Media - 0.9%
CBS Outdoor Americas, Inc.	74,100	2,546,817
Comcast Corp. Class A	459,900	25,170,327
Sinclair Broadcast Group, Inc. Class A (f)	164,600	4,781,630
Time Warner, Inc.	103,400	7,964,902
		40,463,676
Multiline Retail - 0.5%
Target Corp.	342,200	20,555,954
Specialty Retail - 0.2%
Foot Locker, Inc.	67,600	3,793,036
H&M Hennes & Mauritz AB (B Shares)	133,000	5,657,388
		9,450,424
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	221,200	8,146,796
VF Corp.	66,200	4,244,744
		12,391,540
TOTAL CONSUMER DISCRETIONARY		129,652,644
CONSUMER STAPLES - 7.9%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	77,700	8,685,306
PepsiCo, Inc.	500,700	46,309,743
SABMiller PLC	72,100	3,977,525
The Coca-Cola Co.	1,342,000	55,988,240
		114,960,814
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	129,300	10,272,885
Walgreen Co.	144,500	8,745,140
		19,018,025
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
ConAgra Foods, Inc.	369,700	$ 11,904,340
Kellogg Co.	142,500	9,258,225
		21,162,565
Household Products - 2.0%
Procter & Gamble Co.	1,029,258	85,541,632
Tobacco - 2.3%
Altria Group, Inc.	294,300	12,678,444
British American Tobacco PLC sponsored ADR	115,500	13,677,510
Philip Morris International, Inc.	772,718	66,129,206
Reynolds American, Inc.	144,000	8,419,680
		100,904,840
TOTAL CONSUMER STAPLES		341,587,876
ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	170,600	7,435,606
Cheniere Energy, Inc. (a)	52,300	4,197,598
Chevron Corp.	961,700	124,492,065
ConocoPhillips Co.	450,700	36,605,854
El Paso Pipeline Partners LP	97,200	4,039,632
Enterprise Products Partners LP	88,600	3,599,818
EQT Midstream Partners LP	95,500	9,310,295
Exxon Mobil Corp.	861,800	85,714,628
Imperial Oil Ltd.	85,800	4,565,794
Kinder Morgan Holding Co. LLC (f)	380,600	15,322,956
Markwest Energy Partners LP	98,700	7,869,351
MPLX LP	109,300	6,667,300
Phillips 66 Partners LP	139,845	10,348,530
PrairieSky Royalty Ltd.	27,400	995,401
QEP Midstream Partners LP	87,100	2,264,600
Targa Resources Corp.	62,800	8,763,740
Tesoro Logistics LP	31,500	2,213,820
Valero Energy Partners LP	50,500	2,692,155
Western Gas Partners LP	25,000	1,937,250
Williams Partners LP	78,600	4,166,586
		343,202,979
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.5%
Banks - 1.6%
JPMorgan Chase & Co.	227,700	$ 13,536,765
M&T Bank Corp.	103,300	12,770,979
National Penn Bancshares, Inc.	36,652	366,520
Prosperity Bancshares, Inc.	73,700	4,451,480
Regions Financial Corp.	931,000	9,449,650
Svenska Handelsbanken AB (A Shares)	120,100	5,629,325
U.S. Bancorp	351,500	14,861,420
Wells Fargo & Co.	163,200	8,395,008
		69,461,147
Capital Markets - 1.5%
BlackRock, Inc. Class A	64,700	21,385,291
Carlyle Group LP	256,300	8,524,538
KKR & Co. LP	572,900	13,457,421
The Blackstone Group LP	647,200	21,700,616
		65,067,866
Consumer Finance - 0.1%
Capital One Financial Corp.	57,200	4,693,832
Insurance - 1.5%
ACE Ltd.	69,000	7,336,770
Arthur J. Gallagher & Co.	233,400	11,023,482
MetLife, Inc.	394,700	21,605,878
The Travelers Companies, Inc.	188,900	17,890,719
Zurich Insurance Group AG	19,380	5,847,459
		63,704,308
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	61,400	1,769,548
Alexandria Real Estate Equities, Inc.	276,944	21,895,193
American Campus Communities, Inc.	82,300	3,251,673
Ashford Hospitality Prime, Inc.	286,400	4,636,816
AvalonBay Communities, Inc.	34,540	5,322,614
Boston Properties, Inc.	276,796	33,608,570
Cedar Shopping Centers, Inc.	741,859	4,799,828
Corrections Corp. of America	174,554	6,221,105
Cousins Properties, Inc.	85,440	1,084,234
DCT Industrial Trust, Inc.	1,888,900	15,016,755
Digital Realty Trust, Inc. (f)	335,500	21,891,375
Douglas Emmett, Inc.	320,900	9,168,113
Duke Realty LP	288,600	5,367,960
Equity Lifestyle Properties, Inc.	224,007	10,234,880
Equity Residential (SBI)	166,215	11,048,311
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	140,592	$ 27,197,522
Excel Trust, Inc.	235,377	3,045,778
Extra Space Storage, Inc.	181,000	9,538,700
Federal Realty Investment Trust (SBI)	179,008	22,336,618
FelCor Lodging Trust, Inc.	1,345,152	13,908,872
HCP, Inc.	789,739	34,219,391
Health Care REIT, Inc.	101,196	6,838,826
Host Hotels & Resorts, Inc.	476,597	10,875,944
Kite Realty Group Trust	306,783	7,890,459
LaSalle Hotel Properties (SBI)	466,613	17,054,705
Lexington Corporate Properties Trust	497,500	5,412,800
Mid-America Apartment Communities, Inc.	255,210	18,456,787
National Retail Properties, Inc. (f)	420,562	15,619,673
Piedmont Office Realty Trust, Inc. Class A (f)	974,946	19,001,698
Post Properties, Inc.	281,700	15,499,134
Prologis, Inc.	297,210	12,167,777
Public Storage	148,499	26,014,055
Ramco-Gershenson Properties Trust (SBI)	77,900	1,321,184
Select Income (REIT)	47,000	1,311,300
Senior Housing Properties Trust (SBI)	757,400	17,670,142
Simon Property Group, Inc.	396,215	67,368,436
SL Green Realty Corp.	210,473	23,015,223
Spirit Realty Capital, Inc.	535,500	6,324,255
Sun Communities, Inc.	87,882	4,713,112
Taubman Centers, Inc.	249,800	19,027,266
Terreno Realty Corp.	191,900	3,884,056
UDR, Inc.	506,600	15,157,472
Ventas, Inc.	220,939	14,533,367
Vornado Realty Trust	35,714	3,781,041
Washington Prime Group, Inc. (a)	326,557	6,374,393
Weyerhaeuser Co.	136,147	4,622,191
WP Carey, Inc.	192,200	13,123,416
		622,622,568
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	621,140	12,919,712
TOTAL FINANCIALS		838,469,433
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc.	121,300	16,906,794
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	61,100	$ 4,503,070
Pharmaceuticals - 7.9%
AbbVie, Inc.	735,400	40,652,912
Bristol-Myers Squibb Co.	423,900	21,470,535
Eli Lilly & Co.	359,500	22,849,820
GlaxoSmithKline PLC sponsored ADR	178,300	8,754,530
Johnson & Johnson	1,017,144	105,508,347
Merck & Co., Inc.	1,144,290	68,783,272
Novartis AG	65,761	5,908,393
Pfizer, Inc.	1,505,700	44,252,523
Roche Holding AG (participation certificate)	50,660	14,795,657
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,438,952
		339,414,941
TOTAL HEALTH CARE		360,824,805
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	111,900	10,656,237
United Technologies Corp.	139,200	15,030,816
		25,687,053
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	79,000	2,382,640
Republic Services, Inc.	106,300	4,180,779
		6,563,419
Industrial Conglomerates - 0.9%
3M Co.	119,700	17,236,800
General Electric Co.	830,453	21,575,169
		38,811,969
Machinery - 0.4%
Caterpillar, Inc.	69,600	7,591,272
Cummins, Inc.	58,800	8,532,468
		16,123,740
Road & Rail - 0.3%
CSX Corp.	411,200	12,710,192
TOTAL INDUSTRIALS		99,896,373
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,719,200	$ 67,952,808
IT Services - 1.0%
Automatic Data Processing, Inc.	104,600	8,732,008
Fidelity National Information Services, Inc.	159,500	9,051,625
IBM Corp.	44,200	8,499,660
Paychex, Inc.	378,400	15,760,360
		42,043,653
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. Class A	109,200	4,300,296
Intel Corp.	1,138,500	39,756,420
		44,056,716
Software - 0.4%
Microsoft Corp.	241,500	10,971,345
Symantec Corp.	288,800	7,012,064
		17,983,409
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,439,200	147,517,992
EMC Corp.	571,258	16,869,249
		164,387,241
TOTAL INFORMATION TECHNOLOGY		336,423,827
MATERIALS - 1.6%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	322,000	21,287,420
LyondellBasell Industries NV Class A	154,900	17,712,815
Potash Corp. of Saskatchewan, Inc. (f)	66,400	2,332,214
The Dow Chemical Co.	157,800	8,450,190
		49,782,639
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	226,300	8,230,531
SunCoke Energy Partners LP	101,410	3,069,681
		11,300,212
Paper & Forest Products - 0.1%
International Paper Co.	131,700	6,380,865
TOTAL MATERIALS		67,463,716
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	651,100	$ 22,762,456
Verizon Communications, Inc.	459,835	22,908,980
		45,671,436
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,934,500	6,648,646
TOTAL TELECOMMUNICATION SERVICES		52,320,082
UTILITIES - 2.8%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	230,400	12,372,480
Exelon Corp.	173,200	5,788,344
IDACORP, Inc.	181,900	10,317,368
NRG Yield, Inc. Class A	79,200	4,307,688
Pinnacle West Capital Corp.	64,592	3,678,514
PPL Corp.	736,536	25,506,242
Xcel Energy, Inc.	664,800	21,306,840
		83,277,476
Gas Utilities - 0.2%
Atmos Energy Corp.	137,400	6,946,944
Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc.	187,400	6,040,839
Multi-Utilities - 0.5%
CMS Energy Corp.	546,300	16,684,002
GDF Suez	221,900	5,465,395
		22,149,397
TOTAL UTILITIES		118,414,656
TOTAL COMMON STOCKS (Cost $2,191,043,166)		2,688,256,391
Preferred Stocks - 10.2%

Convertible Preferred Stocks - 3.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	35,800	3,043,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 1.6%
Banks - 0.7%
Wells Fargo & Co. 7.50%	25,809	$ 31,382,970
Real Estate Investment Trusts - 0.7%
American Tower Corp. Series A, 5.25%	34,500	3,906,780
Crown Castle International Corp. Series A, 4.50%	157,000	16,323,290
Weyerhaeuser Co. Series A, 6.375%	139,500	8,056,125
		28,286,195
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	288,400	7,504,168
TOTAL FINANCIALS		67,173,333
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,520,472
Health Care Providers & Services - 0.1%
AmSurg Corp. Series A-1, 5.25% (a)	50,300	5,709,050
TOTAL HEALTH CARE		14,229,522
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	82,300	4,942,938
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat SA Series A, 5.75%	176,600	8,467,970
UTILITIES - 1.4%
Electric Utilities - 0.5%
Exelon Corp. 6.50% (a)	209,000	10,554,500
NextEra Energy, Inc.:
5.779%	189,000	10,413,900
5.889%	23,400	1,458,990
		22,427,390
Gas Utilities - 0.1%
Laclede Group, Inc. 6.75% (a)	90,300	5,034,225
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 2.00% ZENS (a)	219,000	13,495,875
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
6.375% (a)	251,400	$ 12,778,662
Series A, 6.125%	87,300	4,954,275
		31,228,812
TOTAL UTILITIES		58,690,427
TOTAL CONVERTIBLE PREFERRED STOCKS		156,547,190
Nonconvertible Preferred Stocks - 6.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,860,000
FINANCIALS - 4.7%
Banks - 0.8%
BB&T Corp. Series E, 5.625%	125,000	2,995,000
Citigroup, Inc. Series C, 5.80%	300,000	7,194,000
SunTrust Banks, Inc. Series E, 5.875%	677,800	16,199,420
U.S. Bancorp:
Series A, 3.50%	11,890	9,833,387
Series H, 5.15%	40,000	924,000
		37,145,807
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,579,604
Series K, 6.375%	80,000	2,079,200
Morgan Stanley 6.875%	200,000	5,402,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,550,400
		12,611,204
Consumer Finance - 1.4%
Ally Financial, Inc.:
7.00% (g)	41,122	41,344,318
Series A, 8.50%	477,300	13,015,971
Discover Financial Services Series B, 6.50%	200,000	5,116,000
		59,476,289
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	1,090,698	$ 29,317,962
JPMorgan Chase Capital XXIX 6.70%	155,000	4,020,700
		33,338,662
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,839,380
Real Estate Investment Trusts - 1.3%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,321,000
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,238,200
Health Care REIT, Inc. Series J, 6.50%	4,046	104,670
Hersha Hospitality Trust:
Series B, 8.00%	38,793	1,028,790
Series C, 6.875%	49,887	1,281,597
Hospitality Properties Trust Series D, 7.125%	60,000	1,575,600
Kimco Realty Corp. Series K, 5.625%	120,000	2,868,000
Public Storage:
Series Q, 6.50%	125,000	3,352,500
Series S, 5.90%	100,000	2,496,000
Series T, 5.75%	74,000	1,835,940
Series V, 5.375%	250,000	5,917,500
Series W, 5.20%	150,000	3,477,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,170,400
SL Green Realty Corp. Series I, 6.50%	60,000	1,522,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,030,972
Vornado Realty Trust Series L, 5.40%	230,000	5,494,700
		56,715,669
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	71,050	1,707,332
TOTAL FINANCIALS		203,834,343
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,112,800
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Corp.:
6.125%	259,452	6,177,552
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.: - continued
7.375%	70,000	$ 1,820,000
Verizon Communications, Inc. 5.90%	370,828	9,734,235
		17,731,787
UTILITIES - 1.2%
Electric Utilities - 1.2%
Duquesne Light Co. 6.50%	141,050	7,108,920
Gulf Power Co. 5.60%	30,000	2,766,195
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,609,600
Series H, 5.625%	70,000	1,697,500
Series I, 5.125%	377,500	8,323,875
Series J, 5.00%	205,000	4,452,600
SCE Trust I 5.625%	409,500	9,979,515
SCE Trust II 5.10%	15,000	334,800
Southern California Edison Co.:
5.349%	44,479	4,556,874
Series D, 6.50%	54,900	5,750,775
		51,580,654
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,543
TOTAL UTILITIES		51,599,197
TOTAL NONCONVERTIBLE PREFERRED STOCKS		281,138,127
TOTAL PREFERRED STOCKS (Cost $404,019,250)		437,685,317
Bank Loan Obligations - 0.9%
	Principal Amount (e)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (i)	$ 3,019,574	3,000,702
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9841% 5/1/18 (i)	$ 16,172,788	$ 16,132,356
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,453,649	5,385,478
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	14,291,392	14,345,699
TOTAL BANK LOAN OBLIGATIONS (Cost $39,009,023)		38,864,235
Preferred Securities - 2.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	1,026,731
FINANCIALS - 2.2%
Banks - 1.1%
JPMorgan Chase & Co.:
5.15% (h)(i)	15,000,000	14,864,450
6.75% (h)(i)	10,000,000	10,794,361
7.9% (h)(i)	6,250,000	7,081,344
PNC Preferred Funding Trust I 1.8806% (g)(h)(i)	3,450,000	3,343,307
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,620,965
USB Capital IX 3.5% (h)(i)	8,625,000	7,328,375
		49,032,802
Diversified Financial Services - 1.1%
General Electric Capital Corp.:
5.25% (h)(i)	5,000,000	5,162,193
7.125% (h)(i)	10,000,000	11,939,344
Goldman Sachs Capital II 4% (h)(i)	7,653,000	6,122,400
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Goldman Sachs Capital III 4% (h)(i)	$ 18,715,000	$ 14,923,133
Wachovia Capital Trust III 5.5698% (h)(i)	8,091,000	8,026,821
		46,173,891
TOTAL FINANCIALS		95,206,693
TOTAL PREFERRED SECURITIES (Cost $88,440,123)		96,233,424
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	302,481,771	302,481,771
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	48,355,500	48,355,500
TOTAL MONEY MARKET FUNDS (Cost $350,837,271)		350,837,271
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,748,761,955)		4,336,047,361
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(37,375,816)
NET ASSETS - 100%		$ 4,298,671,545
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,396,328 or 6.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,625
Fidelity Securities Lending Cash Central Fund	123,903
Total	$ 221,528
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 129,652,644	$ 129,652,644	$ -	$ -
Consumer Staples	344,630,876	344,630,876	-	-
Energy	348,062,979	348,062,979	-	-
Financials	1,109,477,109	1,036,249,208	73,227,901	-
Health Care	375,054,327	354,350,277	20,704,050	-
Industrials	107,952,111	107,952,111	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 336,423,827	$ 336,423,827	$ -	$ -
Materials	67,463,716	67,463,716	-	-
Telecommunication Services	78,519,839	71,871,193	6,648,646	-
Utilities	228,704,280	203,874,300	24,829,980	-
Corporate Bonds	724,170,722	-	724,170,722	-
Bank Loan Obligations	38,864,235	-	38,864,235	-
Preferred Securities	96,233,424	-	96,233,424	-
Money Market Funds	350,837,271	350,837,271	-	-
Total Investments in Securities:	$ 4,336,047,361	$ 3,351,368,402	$ 984,678,958	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $3,747,404,439. Net unrealized appreciation aggregated $588,642,922, of which $617,415,759 related to appreciated investment securities and $28,772,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2014

1.806764.110

SDI-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.9%
		Principal Amount (e)	Value
Convertible Bonds - 9.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,870,000	$ 7,827,462
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		2,810,000	3,033,044
Household Durables - 0.4%
Lennar Corp. 3.25% 11/15/21 (g)		4,430,000	7,663,900
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,405,248
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,293,406
			19,362,554
Media - 0.2%
Liberty Media Corp.:
1.375% 10/15/23 (g)		2,800,000	2,867,760
3.5% 1/15/31		11,620,000	6,288,744
			9,156,504
TOTAL CONSUMER DISCRETIONARY			39,379,564
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (i)		12,500,000	18,328,738
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,515,412
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		7,230,000	6,821,505
Peabody Energy Corp. 4.75% 12/15/41		5,662,000	4,069,563
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		13,090,000	13,459,138
Ship Finance International Ltd. 3.25% 2/1/18		11,400,000	13,355,100
			57,220,718
FINANCIALS - 0.8%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	7,053,525
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,860,000	16,244,350
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	3,993,863
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		$ 4,340,000	$ 4,797,002
TOTAL FINANCIALS			32,088,740
HEALTH CARE - 1.8%
Biotechnology - 0.5%
Acorda Therapeutics, Inc. 1.75% 6/15/21		3,100,000	3,189,280
Aegerion Pharmaceuticals, Inc. 2% 8/15/19 (g)		2,350,000	2,367,860
Array BioPharma, Inc. 3% 6/1/20		1,220,000	1,119,350
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		6,560,000	7,285,700
1.875% 9/1/20 (g)		6,570,000	7,465,163
			21,427,353
Health Care Providers & Services - 0.7%
HealthSouth Corp. 2% 12/1/43		14,659,000	16,750,839
WellPoint, Inc. 2.75% 10/15/42		7,610,000	12,428,081
			29,178,920
Pharmaceuticals - 0.6%
Jazz Investments I Ltd. 1.875% 8/15/21 (g)		8,780,000	9,888,914
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	2,059,575
Theravance, Inc. 2.125% 1/15/23		11,020,000	12,728,155
			24,676,644
TOTAL HEALTH CARE			75,282,917
INDUSTRIALS - 0.6%
Construction & Engineering - 0.3%
Layne Christensen Co. 4.25% 11/15/18 (g)		5,000,000	4,201,745
MasTec, Inc. 4.25% 12/15/14		4,890,000	9,666,919
			13,868,664
Machinery - 0.3%
Navistar International Corp. 4.75% 4/15/19 (g)		10,770,000	11,403,276
TOTAL INDUSTRIALS			25,271,940
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		$ 2,760,000	$ 3,584,550
InterDigital, Inc. 2.5% 3/15/16		18,320,000	19,351,416
Liberty Interactive LLC 0.75% 3/30/43		8,680,000	11,816,084
			34,752,050
Electronic Equipment & Components - 0.2%
InvenSense, Inc. 1.75% 11/1/18 (g)		6,360,000	8,379,936
Internet Software & Services - 0.1%
Blucora, Inc. 4.25% 4/1/19 (g)		2,440,000	2,452,200
WebMD Health Corp. 1.5% 12/1/20 (g)		1,410,000	1,560,024
			4,012,224
Semiconductors & Semiconductor Equipment - 1.0%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		11,030,000	12,215,725
GT Advanced Technologies, Inc.:
3% 10/1/17		4,845,000	11,403,919
3% 12/15/20		11,390,000	18,722,882
			42,342,526
Software - 1.0%
Nuance Communications, Inc. 2.75% 11/1/31		16,090,000	16,029,663
Synchronoss Technologies, Inc. 0.75% 8/15/19		3,400,000	3,723,000
TiVo, Inc. 4% 3/15/16 (g)		17,560,000	24,582,244
			44,334,907
TOTAL INFORMATION TECHNOLOGY			133,821,643
MATERIALS - 0.5%
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		16,750,000	16,949,325
Metals & Mining - 0.1%
Horsehead Holding Corp. 3.8% 7/1/17		1,560,000	2,289,300
TOTAL MATERIALS			19,238,625
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		3,420,000	3,881,700
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (g)		$ 11,960,000	$ 14,832,553
TOTAL CONVERTIBLE BONDS			419,347,138
Nonconvertible Bonds - 7.1%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,328,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,330,325
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,957,600
7.25% 10/30/17		14,600,000	15,257,000
8.125% 4/30/20		5,000,000	5,362,500
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,782,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,020,263
			39,379,863
Multiline Retail - 0.3%
JC Penney Corp., Inc.:
5.75% 2/15/18		4,860,000	4,665,600
6.375% 10/15/36		3,500,000	2,992,500
7.4% 4/1/37		3,000,000	2,685,000
			10,343,100
TOTAL CONSUMER DISCRETIONARY			54,381,288
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	12,412,400
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,013,800
			16,426,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 3.3%
Banks - 1.9%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	$ 11,871,832
CIT Group, Inc. 4.75% 2/15/15 (g)		$ 3,610,000	3,655,125
Corestates Capital II 0.8836% 1/15/27 (g)(i)		3,000,000	2,640,000
Corestates Capital III 0.8036% 2/15/27 (g)(i)		3,960,000	3,484,800
First Maryland Capital I 1.2336% 1/15/27 (i)		2,500,000	2,300,000
First Maryland Capital II 1.0896% 2/1/27 (i)		4,100,000	3,772,000
JPMorgan Chase Capital XXI 1.1891% 1/15/87 (i)		12,500,000	10,812,500
PNC Capital Trust C 0.7974% 6/1/28 (i)		9,000,000	7,740,000
Wachovia Capital Trust II 0.7336% 1/15/27 (i)		32,014,000	28,172,320
Wells Fargo Capital II 0.7361% 1/30/27 (i)		5,930,000	5,218,400
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,397,000
			82,063,977
Capital Markets - 0.3%
Chase Capital II 0.7396% 2/1/27 (i)		7,900,000	6,961,875
Chase Capital Trust VI 0.8646% 8/1/28 (i)		5,000,000	4,406,250
JPMorgan Chase Capital XXIII 1.2336% 5/15/47 (i)		2,500,000	2,061,250
Lehman Brothers Holdings, Inc. 0% (d)(i)		1,000,000	0
			13,429,375
Consumer Finance - 0.3%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,846,388
American Express Co. 6.8% 9/1/66 (i)		2,500,000	2,712,500
			10,558,888
Diversified Financial Services - 0.8%
Central Fidelity Capital Trust I 1.2336% 4/15/27 (i)		2,500,000	2,200,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,490,500
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	802,831
ILFC E-Capital Trust I 5.02% 12/21/65 (g)(i)		16,530,000	15,972,113
JPMorgan Chase Capital XIII 1.1841% 9/30/34 (i)		2,750,000	2,392,500
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (i)		4,300,000	4,269,900
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)		2,570,000	2,682,438
			35,810,282
TOTAL FINANCIALS			141,862,522
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 5.75% 11/1/24		$ 2,165,000	$ 2,273,250
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24 (g)		4,310,000	4,417,750
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
8.75% 12/1/20		7,522,000	7,484,390
8.75% 12/1/20 (g)		2,230,000	2,218,850
			9,703,240
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,241,875
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	861,863
8.625% 9/15/15		5,000,000	5,359,375
8.875% 9/1/17		3,000,000	3,487,500
			9,708,738
TOTAL INDUSTRIALS			27,071,603
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	4,789,325
Technology Hardware, Storage & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		1,000,000	825,000
6.5% 4/15/38		4,440,000	4,051,500
			4,876,500
TOTAL INFORMATION TECHNOLOGY			9,665,825
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)		535,000	544,909
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		$ 4,930,000	$ 4,991,625
TOTAL MATERIALS			5,536,534
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	8,984,625
8.75% 3/15/32		14,125,000	15,749,375
			24,734,000
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 5.5% 8/1/23		11,245,000	11,202,831
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	603,281
			11,806,112
TOTAL TELECOMMUNICATION SERVICES			36,540,112
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (i)		7,950,000	7,950,000
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		3,000,000	3,116,250
TOTAL UTILITIES			11,066,250
TOTAL NONCONVERTIBLE BONDS			304,823,584
TOTAL CORPORATE BONDS (Cost $675,413,122)			724,170,722
Common Stocks - 62.5%
	Shares
CONSUMER DISCRETIONARY - 3.0%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	8,030,435
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	71,300	$ 3,528,637
Darden Restaurants, Inc.	144,800	6,851,936
McDonald's Corp.	222,600	20,862,072
Starwood Hotels & Resorts Worldwide, Inc.	31,100	2,629,194
Wyndham Worldwide Corp.	60,400	4,888,776
		38,760,615
Media - 0.9%
CBS Outdoor Americas, Inc.	74,100	2,546,817
Comcast Corp. Class A	459,900	25,170,327
Sinclair Broadcast Group, Inc. Class A (f)	164,600	4,781,630
Time Warner, Inc.	103,400	7,964,902
		40,463,676
Multiline Retail - 0.5%
Target Corp.	342,200	20,555,954
Specialty Retail - 0.2%
Foot Locker, Inc.	67,600	3,793,036
H&M Hennes & Mauritz AB (B Shares)	133,000	5,657,388
		9,450,424
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	221,200	8,146,796
VF Corp.	66,200	4,244,744
		12,391,540
TOTAL CONSUMER DISCRETIONARY		129,652,644
CONSUMER STAPLES - 7.9%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	77,700	8,685,306
PepsiCo, Inc.	500,700	46,309,743
SABMiller PLC	72,100	3,977,525
The Coca-Cola Co.	1,342,000	55,988,240
		114,960,814
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	129,300	10,272,885
Walgreen Co.	144,500	8,745,140
		19,018,025
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
ConAgra Foods, Inc.	369,700	$ 11,904,340
Kellogg Co.	142,500	9,258,225
		21,162,565
Household Products - 2.0%
Procter & Gamble Co.	1,029,258	85,541,632
Tobacco - 2.3%
Altria Group, Inc.	294,300	12,678,444
British American Tobacco PLC sponsored ADR	115,500	13,677,510
Philip Morris International, Inc.	772,718	66,129,206
Reynolds American, Inc.	144,000	8,419,680
		100,904,840
TOTAL CONSUMER STAPLES		341,587,876
ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	170,600	7,435,606
Cheniere Energy, Inc. (a)	52,300	4,197,598
Chevron Corp.	961,700	124,492,065
ConocoPhillips Co.	450,700	36,605,854
El Paso Pipeline Partners LP	97,200	4,039,632
Enterprise Products Partners LP	88,600	3,599,818
EQT Midstream Partners LP	95,500	9,310,295
Exxon Mobil Corp.	861,800	85,714,628
Imperial Oil Ltd.	85,800	4,565,794
Kinder Morgan Holding Co. LLC (f)	380,600	15,322,956
Markwest Energy Partners LP	98,700	7,869,351
MPLX LP	109,300	6,667,300
Phillips 66 Partners LP	139,845	10,348,530
PrairieSky Royalty Ltd.	27,400	995,401
QEP Midstream Partners LP	87,100	2,264,600
Targa Resources Corp.	62,800	8,763,740
Tesoro Logistics LP	31,500	2,213,820
Valero Energy Partners LP	50,500	2,692,155
Western Gas Partners LP	25,000	1,937,250
Williams Partners LP	78,600	4,166,586
		343,202,979
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.5%
Banks - 1.6%
JPMorgan Chase & Co.	227,700	$ 13,536,765
M&T Bank Corp.	103,300	12,770,979
National Penn Bancshares, Inc.	36,652	366,520
Prosperity Bancshares, Inc.	73,700	4,451,480
Regions Financial Corp.	931,000	9,449,650
Svenska Handelsbanken AB (A Shares)	120,100	5,629,325
U.S. Bancorp	351,500	14,861,420
Wells Fargo & Co.	163,200	8,395,008
		69,461,147
Capital Markets - 1.5%
BlackRock, Inc. Class A	64,700	21,385,291
Carlyle Group LP	256,300	8,524,538
KKR & Co. LP	572,900	13,457,421
The Blackstone Group LP	647,200	21,700,616
		65,067,866
Consumer Finance - 0.1%
Capital One Financial Corp.	57,200	4,693,832
Insurance - 1.5%
ACE Ltd.	69,000	7,336,770
Arthur J. Gallagher & Co.	233,400	11,023,482
MetLife, Inc.	394,700	21,605,878
The Travelers Companies, Inc.	188,900	17,890,719
Zurich Insurance Group AG	19,380	5,847,459
		63,704,308
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	61,400	1,769,548
Alexandria Real Estate Equities, Inc.	276,944	21,895,193
American Campus Communities, Inc.	82,300	3,251,673
Ashford Hospitality Prime, Inc.	286,400	4,636,816
AvalonBay Communities, Inc.	34,540	5,322,614
Boston Properties, Inc.	276,796	33,608,570
Cedar Shopping Centers, Inc.	741,859	4,799,828
Corrections Corp. of America	174,554	6,221,105
Cousins Properties, Inc.	85,440	1,084,234
DCT Industrial Trust, Inc.	1,888,900	15,016,755
Digital Realty Trust, Inc. (f)	335,500	21,891,375
Douglas Emmett, Inc.	320,900	9,168,113
Duke Realty LP	288,600	5,367,960
Equity Lifestyle Properties, Inc.	224,007	10,234,880
Equity Residential (SBI)	166,215	11,048,311
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	140,592	$ 27,197,522
Excel Trust, Inc.	235,377	3,045,778
Extra Space Storage, Inc.	181,000	9,538,700
Federal Realty Investment Trust (SBI)	179,008	22,336,618
FelCor Lodging Trust, Inc.	1,345,152	13,908,872
HCP, Inc.	789,739	34,219,391
Health Care REIT, Inc.	101,196	6,838,826
Host Hotels & Resorts, Inc.	476,597	10,875,944
Kite Realty Group Trust	306,783	7,890,459
LaSalle Hotel Properties (SBI)	466,613	17,054,705
Lexington Corporate Properties Trust	497,500	5,412,800
Mid-America Apartment Communities, Inc.	255,210	18,456,787
National Retail Properties, Inc. (f)	420,562	15,619,673
Piedmont Office Realty Trust, Inc. Class A (f)	974,946	19,001,698
Post Properties, Inc.	281,700	15,499,134
Prologis, Inc.	297,210	12,167,777
Public Storage	148,499	26,014,055
Ramco-Gershenson Properties Trust (SBI)	77,900	1,321,184
Select Income (REIT)	47,000	1,311,300
Senior Housing Properties Trust (SBI)	757,400	17,670,142
Simon Property Group, Inc.	396,215	67,368,436
SL Green Realty Corp.	210,473	23,015,223
Spirit Realty Capital, Inc.	535,500	6,324,255
Sun Communities, Inc.	87,882	4,713,112
Taubman Centers, Inc.	249,800	19,027,266
Terreno Realty Corp.	191,900	3,884,056
UDR, Inc.	506,600	15,157,472
Ventas, Inc.	220,939	14,533,367
Vornado Realty Trust	35,714	3,781,041
Washington Prime Group, Inc. (a)	326,557	6,374,393
Weyerhaeuser Co.	136,147	4,622,191
WP Carey, Inc.	192,200	13,123,416
		622,622,568
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	621,140	12,919,712
TOTAL FINANCIALS		838,469,433
HEALTH CARE - 8.4%
Biotechnology - 0.4%
Amgen, Inc.	121,300	16,906,794
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	61,100	$ 4,503,070
Pharmaceuticals - 7.9%
AbbVie, Inc.	735,400	40,652,912
Bristol-Myers Squibb Co.	423,900	21,470,535
Eli Lilly & Co.	359,500	22,849,820
GlaxoSmithKline PLC sponsored ADR	178,300	8,754,530
Johnson & Johnson	1,017,144	105,508,347
Merck & Co., Inc.	1,144,290	68,783,272
Novartis AG	65,761	5,908,393
Pfizer, Inc.	1,505,700	44,252,523
Roche Holding AG (participation certificate)	50,660	14,795,657
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,438,952
		339,414,941
TOTAL HEALTH CARE		360,824,805
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	111,900	10,656,237
United Technologies Corp.	139,200	15,030,816
		25,687,053
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	79,000	2,382,640
Republic Services, Inc.	106,300	4,180,779
		6,563,419
Industrial Conglomerates - 0.9%
3M Co.	119,700	17,236,800
General Electric Co.	830,453	21,575,169
		38,811,969
Machinery - 0.4%
Caterpillar, Inc.	69,600	7,591,272
Cummins, Inc.	58,800	8,532,468
		16,123,740
Road & Rail - 0.3%
CSX Corp.	411,200	12,710,192
TOTAL INDUSTRIALS		99,896,373
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,719,200	$ 67,952,808
IT Services - 1.0%
Automatic Data Processing, Inc.	104,600	8,732,008
Fidelity National Information Services, Inc.	159,500	9,051,625
IBM Corp.	44,200	8,499,660
Paychex, Inc.	378,400	15,760,360
		42,043,653
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. Class A	109,200	4,300,296
Intel Corp.	1,138,500	39,756,420
		44,056,716
Software - 0.4%
Microsoft Corp.	241,500	10,971,345
Symantec Corp.	288,800	7,012,064
		17,983,409
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,439,200	147,517,992
EMC Corp.	571,258	16,869,249
		164,387,241
TOTAL INFORMATION TECHNOLOGY		336,423,827
MATERIALS - 1.6%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	322,000	21,287,420
LyondellBasell Industries NV Class A	154,900	17,712,815
Potash Corp. of Saskatchewan, Inc. (f)	66,400	2,332,214
The Dow Chemical Co.	157,800	8,450,190
		49,782,639
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	226,300	8,230,531
SunCoke Energy Partners LP	101,410	3,069,681
		11,300,212
Paper & Forest Products - 0.1%
International Paper Co.	131,700	6,380,865
TOTAL MATERIALS		67,463,716
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	651,100	$ 22,762,456
Verizon Communications, Inc.	459,835	22,908,980
		45,671,436
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,934,500	6,648,646
TOTAL TELECOMMUNICATION SERVICES		52,320,082
UTILITIES - 2.8%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	230,400	12,372,480
Exelon Corp.	173,200	5,788,344
IDACORP, Inc.	181,900	10,317,368
NRG Yield, Inc. Class A	79,200	4,307,688
Pinnacle West Capital Corp.	64,592	3,678,514
PPL Corp.	736,536	25,506,242
Xcel Energy, Inc.	664,800	21,306,840
		83,277,476
Gas Utilities - 0.2%
Atmos Energy Corp.	137,400	6,946,944
Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc.	187,400	6,040,839
Multi-Utilities - 0.5%
CMS Energy Corp.	546,300	16,684,002
GDF Suez	221,900	5,465,395
		22,149,397
TOTAL UTILITIES		118,414,656
TOTAL COMMON STOCKS (Cost $2,191,043,166)		2,688,256,391
Preferred Stocks - 10.2%

Convertible Preferred Stocks - 3.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	35,800	3,043,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 1.6%
Banks - 0.7%
Wells Fargo & Co. 7.50%	25,809	$ 31,382,970
Real Estate Investment Trusts - 0.7%
American Tower Corp. Series A, 5.25%	34,500	3,906,780
Crown Castle International Corp. Series A, 4.50%	157,000	16,323,290
Weyerhaeuser Co. Series A, 6.375%	139,500	8,056,125
		28,286,195
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	288,400	7,504,168
TOTAL FINANCIALS		67,173,333
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,520,472
Health Care Providers & Services - 0.1%
AmSurg Corp. Series A-1, 5.25% (a)	50,300	5,709,050
TOTAL HEALTH CARE		14,229,522
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	82,300	4,942,938
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat SA Series A, 5.75%	176,600	8,467,970
UTILITIES - 1.4%
Electric Utilities - 0.5%
Exelon Corp. 6.50% (a)	209,000	10,554,500
NextEra Energy, Inc.:
5.779%	189,000	10,413,900
5.889%	23,400	1,458,990
		22,427,390
Gas Utilities - 0.1%
Laclede Group, Inc. 6.75% (a)	90,300	5,034,225
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. 2.00% ZENS (a)	219,000	13,495,875
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
6.375% (a)	251,400	$ 12,778,662
Series A, 6.125%	87,300	4,954,275
		31,228,812
TOTAL UTILITIES		58,690,427
TOTAL CONVERTIBLE PREFERRED STOCKS		156,547,190
Nonconvertible Preferred Stocks - 6.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,860,000
FINANCIALS - 4.7%
Banks - 0.8%
BB&T Corp. Series E, 5.625%	125,000	2,995,000
Citigroup, Inc. Series C, 5.80%	300,000	7,194,000
SunTrust Banks, Inc. Series E, 5.875%	677,800	16,199,420
U.S. Bancorp:
Series A, 3.50%	11,890	9,833,387
Series H, 5.15%	40,000	924,000
		37,145,807
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,579,604
Series K, 6.375%	80,000	2,079,200
Morgan Stanley 6.875%	200,000	5,402,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,550,400
		12,611,204
Consumer Finance - 1.4%
Ally Financial, Inc.:
7.00% (g)	41,122	41,344,318
Series A, 8.50%	477,300	13,015,971
Discover Financial Services Series B, 6.50%	200,000	5,116,000
		59,476,289
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	1,090,698	$ 29,317,962
JPMorgan Chase Capital XXIX 6.70%	155,000	4,020,700
		33,338,662
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,839,380
Real Estate Investment Trusts - 1.3%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,321,000
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,238,200
Health Care REIT, Inc. Series J, 6.50%	4,046	104,670
Hersha Hospitality Trust:
Series B, 8.00%	38,793	1,028,790
Series C, 6.875%	49,887	1,281,597
Hospitality Properties Trust Series D, 7.125%	60,000	1,575,600
Kimco Realty Corp. Series K, 5.625%	120,000	2,868,000
Public Storage:
Series Q, 6.50%	125,000	3,352,500
Series S, 5.90%	100,000	2,496,000
Series T, 5.75%	74,000	1,835,940
Series V, 5.375%	250,000	5,917,500
Series W, 5.20%	150,000	3,477,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,170,400
SL Green Realty Corp. Series I, 6.50%	60,000	1,522,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,030,972
Vornado Realty Trust Series L, 5.40%	230,000	5,494,700
		56,715,669
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	71,050	1,707,332
TOTAL FINANCIALS		203,834,343
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,112,800
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Corp.:
6.125%	259,452	6,177,552
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.: - continued
7.375%	70,000	$ 1,820,000
Verizon Communications, Inc. 5.90%	370,828	9,734,235
		17,731,787
UTILITIES - 1.2%
Electric Utilities - 1.2%
Duquesne Light Co. 6.50%	141,050	7,108,920
Gulf Power Co. 5.60%	30,000	2,766,195
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,609,600
Series H, 5.625%	70,000	1,697,500
Series I, 5.125%	377,500	8,323,875
Series J, 5.00%	205,000	4,452,600
SCE Trust I 5.625%	409,500	9,979,515
SCE Trust II 5.10%	15,000	334,800
Southern California Edison Co.:
5.349%	44,479	4,556,874
Series D, 6.50%	54,900	5,750,775
		51,580,654
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,543
TOTAL UTILITIES		51,599,197
TOTAL NONCONVERTIBLE PREFERRED STOCKS		281,138,127
TOTAL PREFERRED STOCKS (Cost $404,019,250)		437,685,317
Bank Loan Obligations - 0.9%
	Principal Amount (e)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (i)	$ 3,019,574	3,000,702
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9841% 5/1/18 (i)	$ 16,172,788	$ 16,132,356
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	5,453,649	5,385,478
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	14,291,392	14,345,699
TOTAL BANK LOAN OBLIGATIONS (Cost $39,009,023)		38,864,235
Preferred Securities - 2.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	975,000	1,026,731
FINANCIALS - 2.2%
Banks - 1.1%
JPMorgan Chase & Co.:
5.15% (h)(i)	15,000,000	14,864,450
6.75% (h)(i)	10,000,000	10,794,361
7.9% (h)(i)	6,250,000	7,081,344
PNC Preferred Funding Trust I 1.8806% (g)(h)(i)	3,450,000	3,343,307
SunTrust Preferred Capital I 4% 12/15/49 (i)	6,866,000	5,620,965
USB Capital IX 3.5% (h)(i)	8,625,000	7,328,375
		49,032,802
Diversified Financial Services - 1.1%
General Electric Capital Corp.:
5.25% (h)(i)	5,000,000	5,162,193
7.125% (h)(i)	10,000,000	11,939,344
Goldman Sachs Capital II 4% (h)(i)	7,653,000	6,122,400
Preferred Securities - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Goldman Sachs Capital III 4% (h)(i)	$ 18,715,000	$ 14,923,133
Wachovia Capital Trust III 5.5698% (h)(i)	8,091,000	8,026,821
		46,173,891
TOTAL FINANCIALS		95,206,693
TOTAL PREFERRED SECURITIES (Cost $88,440,123)		96,233,424
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	302,481,771	302,481,771
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	48,355,500	48,355,500
TOTAL MONEY MARKET FUNDS (Cost $350,837,271)		350,837,271
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,748,761,955)		4,336,047,361
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(37,375,816)
NET ASSETS - 100%		$ 4,298,671,545
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,396,328 or 6.7% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,625
Fidelity Securities Lending Cash Central Fund	123,903
Total	$ 221,528
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 129,652,644	$ 129,652,644	$ -	$ -
Consumer Staples	344,630,876	344,630,876	-	-
Energy	348,062,979	348,062,979	-	-
Financials	1,109,477,109	1,036,249,208	73,227,901	-
Health Care	375,054,327	354,350,277	20,704,050	-
Industrials	107,952,111	107,952,111	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 336,423,827	$ 336,423,827	$ -	$ -
Materials	67,463,716	67,463,716	-	-
Telecommunication Services	78,519,839	71,871,193	6,648,646	-
Utilities	228,704,280	203,874,300	24,829,980	-
Corporate Bonds	724,170,722	-	724,170,722	-
Bank Loan Obligations	38,864,235	-	38,864,235	-
Preferred Securities	96,233,424	-	96,233,424	-
Money Market Funds	350,837,271	350,837,271	-	-
Total Investments in Securities:	$ 4,336,047,361	$ 3,351,368,402	$ 984,678,958	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $3,747,404,439. Net unrealized appreciation aggregated $588,642,922, of which $617,415,759 related to appreciated investment securities and $28,772,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014